Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER INTERNATIONAL GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001005728
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2017
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017